Intangible Assets, Net	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	June 30, 2021	December 31, 2020
	(Unaudited)

Customer relationship	$168,583	$168,583
License	2,130,269	2,130,269
Non-Compete Agreements	2,636,015	2,636,015
Less: Accumulated amortization	(1,426,334)	(957,000)
	$3,508,533	$3,977,867

Amortization expenses totaled $0.47 million and $0.47 million for the six months ended June 30, 2021 and 2020.

The following table sets forth the Company’s amortization expenses for the six months ending June 30 of the following years:

2022	$469,029
2023	440,634
2024	107,642
2025	107,642
2026	107,642
Thereafter	322,925
$1,555,514